FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS [Abstract]
Non-qualified deferred compensation plan assets, changes in fair value of trust assets	$ (1)
Fair value of long-term debt	2,265	2,263
Derivative [Line Items]
Derivatives	17	3
Derivative instruments subject to contractually defined counterparty liability position limits	11	3
Estimated amount of the existing net loss to be reclassified into earnings in the next 12 months	8
Commodity Purchase Contracts [Member]
Derivative [Line Items]
Maximum contract duration	2 years
Notional amount	36	51
Commodity Purchase Contracts [Member] | Jet Fuel [Member]
Derivative [Line Items]
Notional amount	19	32
Commodity Purchase Contracts [Member] | Soybean Oil [Member]
Derivative [Line Items]
Notional amount	17	19
Interest Rate Contracts [Member]
Derivative [Line Items]
Maximum contract duration	12 months
Notional amount	288	0
Payment to settle interest rate forward contracts	0	4
Foreign Exchange Contracts [Member]
Derivative [Line Items]
Maximum contract duration	20 months
Foreign Exchange Contracts [Member] | Canada [Member]
Derivative [Line Items]
Notional amount	54	18
Foreign Exchange Contracts [Member] | Australia [Member]
Derivative [Line Items]
Notional amount	28	22
Foreign Exchange Contracts [Member] | New Zealand [Member]
Derivative [Line Items]
Notional amount	5	4
Foreign Exchange Contracts [Member] | Economic Hedge of Foreign Exchange Risk [Member]
Derivative [Line Items]
Notional amount	$ 0	$ 0